THE ALGER
INSTITUTIONAL FUNDS

QUARTERLY REPORT
JANUARY 31, 2022

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—99.3%	SHARES	VALUE
AEROSPACE & DEFENSE—1.8%
HEICO Corp.	87,473	$11,930,442
TransDigm Group, Inc.*	82,036	50,549,763
		62,480,205
AIR FREIGHT & LOGISTICS—0.3%
GXO Logistics, Inc.*	109,298	8,876,091
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Capri Holdings Ltd.*	596,536	35,833,918
Lululemon Athletica, Inc.*	38,189	12,745,961
LVMH Moet Hennessy Louis Vuitton SE	35,653	29,281,963
		77,861,842
APPLICATION SOFTWARE—10.5%
Adobe, Inc.*	169,125	90,363,487
Atlassian Corp., PLC, Cl. A*	53,712	17,420,950
Avalara, Inc.*	116,785	12,801,972
Bill.com Holdings, Inc.*	166,103	31,262,246
Cadence Design Systems, Inc.*	152,306	23,171,835
Confluent, Inc., Cl. A*	437,198	28,588,377
Datadog, Inc., Cl. A*	24,845	3,630,103
Intuit, Inc.	166,205	92,282,002
salesforce.com, Inc.*	150,557	35,024,075
Unity Software, Inc.*	214,095	22,512,089
		357,057,136
AUTOMOBILE MANUFACTURERS—3.7%
General Motors Co.*	639,358	33,713,347
Tesla, Inc.*	98,651	92,408,365
		126,121,712
AUTOMOTIVE RETAIL—0.2%
Carvana Co., Cl. A*	32,731	5,304,386
Lithia Motors, Inc., Cl. A	10,990	3,210,508
		8,514,894
BIOTECHNOLOGY—2.7%
AbbVie, Inc.	364,266	49,864,373
Horizon Therapeutics PLC*	130,888	12,215,777
Natera, Inc.*	188,153	13,293,009
Vertex Pharmaceuticals, Inc.*	75,075	18,246,979
		93,620,138
CASINOS & GAMING—2.0%
Flutter Entertainment PLC*	25,304	3,849,502
MGM Resorts International	1,476,753	63,086,888
		66,936,390
CONSUMER FINANCE—0.0%
Upstart Holdings, Inc.*	14,480	1,578,465

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.3% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—5.8%
Block, Inc., Cl. A*	206,834	$25,293,730
DLocal Ltd., Cl. A*	326,981	9,783,272
Marqeta, Inc., Cl. A*	1,213,164	14,315,335
PayPal Holdings, Inc.*	342,595	58,905,784
Visa, Inc., Cl. A	393,565	89,012,596
		197,310,717
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
AMETEK, Inc.	242,782	33,205,294
Eaton Corp., PLC	368,436	58,371,316
		91,576,610
FINANCIAL EXCHANGES & DATA—1.5%
Coinbase Global, Inc., Cl. A*	32,536	6,186,721
S&P Global, Inc.	108,088	44,880,299
		51,067,020
FOOTWEAR—0.4%
NIKE, Inc., Cl. B	97,340	14,413,134
HEALTHCARE EQUIPMENT—2.0%
Abbott Laboratories	28,454	3,626,747
Dexcom, Inc.*	10,111	4,352,583
Edwards Lifesciences Corp.*	138,521	15,126,493
Intuitive Surgical, Inc.*	158,473	45,034,857
		68,140,680
HEALTHCARE FACILITIES—0.4%
Tenet Healthcare Corp.*	180,200	13,356,424
HEALTHCARE SUPPLIES—0.2%
Align Technology, Inc.*	13,369	6,617,120
HOME IMPROVEMENT RETAIL—0.5%
Lowe’s Cos., Inc.	78,567	18,647,877
HOTELS RESORTS & CRUISE LINES—0.7%
Airbnb, Inc., Cl. A*	138,822	21,374,423
Booking Holdings, Inc.*	797	1,957,536
		23,331,959
INTERACTIVE HOME ENTERTAINMENT—1.2%
ROBLOX Corp., Cl. A*	210,216	13,844,826
Sea Ltd.#,*	29,732	4,469,017
Take-Two Interactive Software, Inc.*	132,501	21,642,713
		39,956,556
INTERACTIVE MEDIA & SERVICES—6.4%
Alphabet, Inc., Cl. C*	65,351	177,360,654
Meta Platforms, Inc., Cl. A*	91,524	28,670,808
Snap, Inc., Cl. A*	388,380	12,637,885
		218,669,347
INTERNET & DIRECT MARKETING RETAIL—7.0%
Altaba, Inc.*,@,(a)	342,659	1,271,265
Amazon.com, Inc.*	78,921	236,089,804
Etsy, Inc.*	11,100	1,743,588
		239,104,657

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.3% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—3.3%
MongoDB, Inc., Cl. A*	32,922	$13,337,032
Shopify, Inc., Cl. A*	53,083	51,184,752
Snowflake, Inc., Cl. A*	41,296	11,393,566
Twilio, Inc., Cl. A*	179,757	37,051,513
		112,966,863
INVESTMENT BANKING & BROKERAGE—0.1%
Morgan Stanley	17,239	1,767,687
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	119,555	33,128,690
LIFE SCIENCES TOOLS & SERVICES—2.1%
Danaher Corp.	247,645	70,774,464
MANAGED HEALTHCARE—1.7%
UnitedHealth Group, Inc.	119,779	56,603,962
MOVIES & ENTERTAINMENT—2.2%
Live Nation Entertainment, Inc.*	342,660	37,524,697
Netflix, Inc.*	30,194	12,897,065
Roku, Inc., Cl. A*	142,156	23,320,692
		73,742,454
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Pioneer Natural Resources Co.	97,758	21,398,249
RAILROADS—0.1%
Union Pacific Corp.	11,629	2,843,872
REGIONAL BANKS—1.1%
Signature Bank	126,767	38,617,031
RESTAURANTS—1.3%
Chipotle Mexican Grill, Inc., Cl. A*	18,047	26,810,262
Shake Shack, Inc., Cl. A*	284,063	18,768,043
		45,578,305
SEMICONDUCTOR EQUIPMENT—2.1%
Applied Materials, Inc.	286,827	39,633,755
Lam Research Corp.	56,758	33,482,679
		73,116,434
SEMICONDUCTORS—11.2%
Advanced Micro Devices, Inc.*	591,217	67,546,542
Marvell Technology, Inc.	67,528	4,821,499
Micron Technology, Inc.	721,369	59,347,028
NVIDIA Corp.	509,157	124,672,183
QUALCOMM, Inc.	395,169	69,454,903
SiTime Corp.*	21,130	4,925,192
Taiwan Semiconductor Manufacturing Co., Ltd.#	260,283	31,918,504
Xilinx, Inc.	107,498	20,806,238
		383,492,089
SPECIALTY CHEMICALS—0.3%
Albemarle Corp.	45,478	10,038,814

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—99.3% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—12.2%
Crowdstrike Holdings, Inc., Cl. A*	71,375	$12,893,180
Microsoft Corp.	1,286,459	400,063,020
ServiceNow, Inc.*	6,844	4,009,078
		416,965,278
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	1,201,372	209,975,798
TRUCKING—1.5%
Uber Technologies, Inc.*	948,982	35,491,927
XPO Logistics, Inc.*	224,768	14,872,898
		50,364,825
TOTAL COMMON STOCKS
(Cost $2,193,186,592)		3,386,613,789
PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	38,919	2,688,128
(Cost $2,688,128)		2,688,128
REAL ESTATE INVESTMENT TRUST—0.3%	SHARES	VALUE
RETAIL—0.3%
Simon Property Group, Inc.	67,660	9,959,552
(Cost $6,931,269)		9,959,552
SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	123	4,923,444
(Cost $3,075,000)		4,923,444
Total Investments
(Cost $2,205,880,989)	99.8%	$3,404,184,913
Affiliated Securities (Cost $3,075,000)		4,923,444
Unaffiliated Securities (Cost $2,202,805,989)		3,399,261,469
Other Assets in Excess of Liabilities	0.2%	7,449,395
NET ASSETS	100.0%	$3,411,634,308

#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

*	Non-income producing security.

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Acquisition Cost	Date)	Value	1/31/2022
Altaba, Inc.	10/24/18	$622,188	0.02%	$208,112	0.01%
Altaba, Inc.	10/25/18	970,285	0.03%	316,363	0.01%
Altaba, Inc.	10/29/18	772,057	0.02%	319,082	0.01%
Altaba, Inc.	10/30/18	491,094	0.01%	230,573	0.01%
Altaba, Inc.	10/31/18	473,445	0.01%	162,873	0.00%
Altaba, Inc.	11/6/18	114,745	0.01%	34,262	0.00%
Chime Financial, Inc., Series G	8/24/21	2,688,128	0.06%	2,688,128	0.08%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	3,075,000	0.08%	4,923,444	0.14%
Total				$8,882,837	0.26%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND
Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—97.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.9%
Textron, Inc.	111,273	$7,573,241
TransDigm Group, Inc.*	31,091	19,157,963
		26,731,204
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Capri Holdings Ltd.*	203,503	12,224,425
APPLICATION SOFTWARE—10.4%
Adobe, Inc.*	95,978	51,281,045
Bill.com Holdings, Inc.*	78,217	14,721,222
Intuit, Inc.	99,631	55,318,120
salesforce.com, Inc.*	83,956	19,530,684
Unity Software, Inc.*	80,354	8,449,223
		149,300,294
AUTOMOBILE MANUFACTURERS—4.4%
General Motors Co.*	451,111	23,787,083
Tesla, Inc.*	41,502	38,875,753
		62,662,836
AUTOMOTIVE RETAIL—0.2%
Carvana Co., Cl. A*	15,547	2,519,547
CASINOS & GAMING—2.3%
MGM Resorts International	779,182	33,286,655
DATA PROCESSING & OUTSOURCED SERVICES—6.3%
DLocal Ltd., Cl. A*	156,918	4,694,987
Marqeta, Inc., Cl. A*	1,041,949	12,294,998
PayPal Holdings, Inc.*	151,726	26,087,768
Visa, Inc., Cl. A	207,562	46,944,298
		90,022,051
ELECTRICAL COMPONENTS & EQUIPMENT—4.6%
AMETEK, Inc.	114,445	15,652,643
Eaton Corp. PLC	251,522	39,848,630
Vicor Corp.*	111,832	10,549,113
		66,050,386
FINANCIAL EXCHANGES & DATA—2.4%
Coinbase Global, Inc., Cl. A*	12,305	2,339,796
S&P Global, Inc.	78,906	32,763,349
		35,103,145
FOOTWEAR—0.5%
NIKE, Inc., Cl. B	47,983	7,104,843
HEALTHCARE SUPPLIES—0.2%
Align Technology, Inc.*	5,684	2,813,353
HOTELS RESORTS & CRUISE LINES—1.0%
Booking Holdings, Inc.*	5,851	14,370,817
INTERACTIVE HOME ENTERTAINMENT—0.2%
Sea Ltd.#,*	18,657	2,804,334
INTERACTIVE MEDIA & SERVICES—6.8%
Alphabet, Inc., Cl. C*	28,301	76,808,065
Meta Platforms, Inc., Cl. A*	25,883	8,108,109
Snap, Inc., Cl. A*	382,178	12,436,072
		97,352,246

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.8% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—7.3%
Amazon.com, Inc.*	33,511	$100,247,151
Etsy, Inc.*	28,831	4,528,774
		104,775,925
INTERNET SERVICES & INFRASTRUCTURE—2.7%
Shopify, Inc., Cl. A*	23,946	23,089,691
Twilio, Inc., Cl. A*	73,500	15,149,820
		38,239,511
LIFE SCIENCES TOOLS & SERVICES—2.3%
Danaher Corp.	113,345	32,392,867
MANAGED HEALTHCARE—3.4%
UnitedHealth Group, Inc.	104,308	49,292,831
MOVIES & ENTERTAINMENT—1.9%
Live Nation Entertainment, Inc.*	136,580	14,956,876
Roku, Inc., Cl. A*	76,898	12,615,117
		27,571,993
PHARMACEUTICALS—1.6%
Catalent, Inc.*	215,336	22,379,870
RAILROADS—0.3%
Union Pacific Corp.	17,069	4,174,224
REGIONAL BANKS—1.7%
Signature Bank	78,973	24,057,545
SEMICONDUCTOR EQUIPMENT—3.1%
Applied Materials, Inc.	324,885	44,892,609
SEMICONDUCTORS—11.7%
Advanced Micro Devices, Inc.*	320,148	36,576,909
Micron Technology, Inc.	375,296	30,875,602
NVIDIA Corp.	235,779	57,732,846
QUALCOMM, Inc.	190,294	33,446,073
Xilinx, Inc.	48,374	9,362,788
		167,994,218
SYSTEMS SOFTWARE—12.3%
Crowdstrike Holdings, Inc., Cl. A*	51,981	9,389,848
Microsoft Corp.	537,161	167,046,328
		176,436,176
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.0%
Apple, Inc.	491,068	85,828,865
TRUCKING—1.4%
Uber Technologies, Inc.*	556,326	20,806,592
TOTAL COMMON STOCKS
(Cost $1,164,715,857)		1,401,189,362
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	–
(Cost $345,713)		–

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

		VALUE
Total Investments
(Cost $1,165,061,570)	97.8%	$1,401,189,362
Affiliated Securities (Cost $345,713)		–
Unaffiliated Securities (Cost $1,164,715,857)		1,401,189,362
Other Assets in Excess of Liabilities	2.2%	31,918,376
NET ASSETS	100.0%	$1,433,107,738

#	American Depositary Receipts.

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—96.2%	SHARES	VALUE
AEROSPACE & DEFENSE—4.9%
HEICO Corp.	16,836	$2,296,262
TransDigm Group, Inc.*	3,159	1,946,544
		4,242,806
AIR FREIGHT & LOGISTICS—1.5%
GXO Logistics, Inc.*	15,879	1,289,534
APPAREL ACCESSORIES & LUXURY GOODS—3.5%
Capri Holdings Ltd.*	12,763	766,673
Lululemon Athletica, Inc.*	2,789	930,857
Moncler SpA	20,208	1,296,825
		2,994,355
APPAREL RETAIL—2.1%
Aritzia, Inc.*	19,364	898,069
Victoria's Secret & Co.*	15,812	882,784
		1,780,853
APPLICATION SOFTWARE—15.9%
ANSYS, Inc.*	1,939	659,279
Avalara, Inc.*	12,150	1,331,883
Bill.com Holdings, Inc.*	8,003	1,506,245
Cadence Design Systems, Inc.*	6,805	1,035,313
Confluent, Inc., Cl. A*	20,655	1,350,630
Datadog, Inc., Cl. A*	10,144	1,482,140
Five9, Inc.*	3,869	486,333
HubSpot, Inc.*	2,402	1,174,098
Manhattan Associates, Inc.*	5,802	776,714
Paycom Software, Inc.*	3,474	1,164,832
Sprout Social, Inc., Cl. A*	13,202	908,958
The Trade Desk, Inc., Cl. A*	21,053	1,464,026
Unity Software, Inc.*	3,663	385,164
		13,725,615
AUTOMOTIVE RETAIL—1.5%
Advance Auto Parts, Inc.	3,657	846,632
Carvana Co., Cl. A*	2,604	422,004
		1,268,636
BIOTECHNOLOGY—3.5%
BioMarin Pharmaceutical, Inc.*	6,021	533,641
Celldex Therapeutics, Inc.*	17,213	533,775
Natera, Inc.*	28,392	2,005,895
		3,073,311
BUILDING PRODUCTS—0.5%
The AZEK Co., Inc., Cl. A*	12,163	401,744
CASINOS & GAMING—2.4%
MGM Resorts International	47,714	2,038,342
COMMUNICATIONS EQUIPMENT—0.7%
F5 Networks, Inc.*	2,795	580,298
CONSUMER FINANCE—2.1%
Upstart Holdings, Inc.*	16,786	1,829,842

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
DLocal Ltd., Cl. A*	30,900	$924,528
Marqeta, Inc., Cl. A*	63,485	749,123
		1,673,651
DIVERSIFIED METALS & MINING—1.8%
MP Materials Corp.*	39,351	1,571,679
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	1,195	467,878
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
AMETEK, Inc.	13,623	1,863,218
Generac Holdings, Inc.*	2,109	595,539
Vicor Corp.*	2,982	281,292
		2,740,049
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.5%
908 Devices, Inc.*	43,705	691,413
Trimble, Inc.*	8,960	646,554
		1,337,967
HEALTHCARE EQUIPMENT—5.7%
CryoPort, Inc.*	21,433	895,256
Dexcom, Inc.*	3,247	1,397,769
IDEXX Laboratories, Inc.*	2,506	1,271,294
Inmode Ltd.*	7,493	361,387
Insulet Corp.*	3,943	977,864
		4,903,570
HEALTHCARE FACILITIES—0.6%
The Joint Corp.*	10,244	553,586
HEALTHCARE SERVICES—1.3%
Guardant Health, Inc.*	16,244	1,129,770
HEALTHCARE TECHNOLOGY—1.1%
Veeva Systems, Inc., Cl. A*	3,893	920,850
HOMEFURNISHING RETAIL—1.0%
Williams-Sonoma, Inc.	5,391	865,471
HOTELS RESORTS & CRUISE LINES—1.6%
Airbnb, Inc., Cl. A*	4,677	720,118
Expedia Group, Inc.*	3,590	658,011
		1,378,129
INTERACTIVE HOME ENTERTAINMENT—0.8%
ROBLOX Corp., Cl. A*	4,607	303,417
Take-Two Interactive Software, Inc.*	2,606	425,664
		729,081
INTERACTIVE MEDIA & SERVICES—0.9%
Pinterest, Inc., Cl. A*	27,741	820,024
INTERNET & DIRECT MARKETING RETAIL—0.8%
Etsy, Inc.*	4,277	671,831
INTERNET SERVICES & INFRASTRUCTURE—2.4%
BigCommerce Holdings, Inc.*	39,447	1,289,522
MongoDB, Inc., Cl. A*	2,005	812,246
		2,101,768

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	1,083	$300,099
LIFE SCIENCES TOOLS & SERVICES—5.4%
10X Genomics, Inc., Cl. A*	9,516	916,105
Agilent Technologies, Inc.	3,027	421,722
Bio-Techne Corp.	4,718	1,775,903
Repligen Corp.*	5,598	1,110,307
West Pharmaceutical Services, Inc.	1,182	464,786
		4,688,823
MOVIES & ENTERTAINMENT—2.0%
Live Nation Entertainment, Inc.*	9,215	1,009,135
Roku, Inc., Cl. A*	4,477	734,452
		1,743,587
OIL & GAS EQUIPMENT & SERVICES—0.9%
ChampionX Corp.*	34,761	778,646
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Diamondback Energy, Inc.	17,494	2,207,043
PHARMACEUTICALS—2.0%
Catalent, Inc.*	12,422	1,291,019
Green Thumb Industries, Inc.*	24,239	427,971
		1,718,990
REGIONAL BANKS—2.4%
Signature Bank	6,764	2,060,517
RESEARCH & CONSULTING SERVICES—1.0%
CoStar Group, Inc.*	12,134	851,321
RESTAURANTS—3.5%
Shake Shack, Inc., Cl. A*	23,139	1,528,794
The Cheesecake Factory, Inc.*	41,357	1,475,618
		3,004,412
SEMICONDUCTOR EQUIPMENT—4.1%
Azenta, Inc.	8,396	708,119
KLA Corp.	6,549	2,549,329
SolarEdge Technologies, Inc.*	1,322	314,927
		3,572,375
SEMICONDUCTORS—3.2%
Microchip Technology, Inc.	12,017	931,077
SiTime Corp.*	3,714	865,696
Xilinx, Inc.	4,927	953,621
		2,750,394
SYSTEMS SOFTWARE—3.5%
Crowdstrike Holdings, Inc., Cl. A*	5,969	1,078,240
Fortinet, Inc.*	2,163	642,930
Palo Alto Networks, Inc.*	2,565	1,327,131
		3,048,301

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—96.2% (CONT.)	SHARES	VALUE
TRUCKING—1.7%
Old Dominion Freight Line, Inc.	2,644	$798,303
Uber Technologies, Inc.*	18,034	674,472
		1,472,775
TOTAL COMMON STOCKS
(Cost $86,092,415)		83,287,923
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	–
(Cost $747,040)		–
RIGHTS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Tolero CDR*,@,(b),(c)	422,928	312,967
(Cost $226,186)		312,967
REAL ESTATE INVESTMENT TRUST—1.9%	SHARES	VALUE
RETAIL—1.9%
Simon Property Group, Inc.	11,045	1,625,824
(Cost $1,769,928)		1,625,824
SPECIAL PURPOSE VEHICLE—1.5%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	22	880,616
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	9	379,593
		1,260,209
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $775,000)		1,260,209
Total Investments
(Cost $89,610,569)	100.0%	$86,486,923
Affiliated Securities (Cost $1,522,040)		1,260,209
Unaffiliated Securities (Cost $88,088,529)		85,226,714
Other Assets in Excess of Liabilities	0.0%	6,686
NET ASSETS	100.0%	$86,493,609

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$550,000	0.50%	$880,616	1.02%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	225,000	0.19%	379,593	0.44%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	0	0.00%
Tolero CDR	2/6/17	226,186	0.23%	312,967	0.36%
Total				$1,573,176	1.82%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited)

COMMON STOCKS—92.9%	SHARES	VALUE
ADVERTISING—0.6%
Magnite, Inc.*	105,754	$1,435,082
AEROSPACE & DEFENSE—2.7%
HEICO Corp.	25,729	3,509,178
Hexcel Corp.*	12,718	663,498
Mercury Systems, Inc.*	44,430	2,528,956
		6,701,632
AGRICULTURAL & FARM MACHINERY—0.4%
Hydrofarm Holdings Group, Inc.*	46,810	917,944
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Capri Holdings Ltd.*	51,343	3,084,174
APPAREL RETAIL—1.6%
Aritzia, Inc.*	19,581	908,133
Victoria's Secret & Co.*	55,541	3,100,854
		4,008,987
APPLICATION SOFTWARE—21.5%
ACI Worldwide, Inc.*	106,408	3,657,243
Avalara, Inc.*	36,992	4,055,063
Bill.com Holdings, Inc.*	22,433	4,222,115
Blackbaud, Inc.*	35,248	2,401,799
Blackline, Inc.*	34,840	3,200,751
Digital Turbine, Inc.*	26,181	1,155,891
Everbridge, Inc.*	43,575	2,227,554
ForgeRock, Inc., Cl. A*	14,346	204,287
Guidewire Software, Inc.*	19,837	2,000,363
HubSpot, Inc.*	10,972	5,363,113
Manhattan Associates, Inc.*	31,668	4,239,395
Paycom Software, Inc.*	12,041	4,037,347
Paycor HCM, Inc.*	4,855	125,939
Q2 Holdings, Inc.*	56,559	3,690,475
SEMrush Holdings, Inc., Cl. A*	48,604	882,649
Smartsheet, Inc., Cl. A*	41,841	2,603,347
Sprout Social, Inc., Cl. A*	45,184	3,110,918
SPS Commerce, Inc.*	35,836	4,438,289
Vertex, Inc., Cl. A*	95,974	1,392,583
		53,009,121
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
Affiliated Managers Group, Inc.	25,531	3,732,887
BIOTECHNOLOGY—2.6%
CareDx, Inc.*	129,243	5,402,357
Karuna Therapeutics, Inc.*	6,928	769,424
Turning Point Therapeutics, Inc.*	8,615	320,737
		6,492,518
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
DLocal Ltd., Cl. A*	19,912	595,767
Marqeta, Inc., Cl. A*	32,172	379,630
		975,397
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	21,656	994,660

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—92.9% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Sunrun, Inc.*	44,107	$1,143,694
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.3%
Cognex Corp.	48,711	3,237,333
FOOD DISTRIBUTORS—1.8%
The Chefs' Warehouse, Inc.*	46,596	1,390,425
US Foods Holding Corp.*	88,863	3,133,309
		4,523,734
HEALTHCARE DISTRIBUTORS—0.3%
PetIQ, Inc., Cl. A*	30,033	613,875
HEALTHCARE EQUIPMENT—8.1%
CryoPort, Inc.*	59,833	2,499,224
Inmode Ltd.*	86,832	4,187,907
Inogen, Inc.*	8,134	241,824
Insulet Corp.*	21,364	5,298,272
Mesa Laboratories, Inc.	11,093	3,154,073
Paragon 28, Inc.*	35,069	527,789
Tandem Diabetes Care, Inc.*	35,211	4,158,771
		20,067,860
HEALTHCARE FACILITIES—1.7%
The Joint Corp.*	78,154	4,223,442
HEALTHCARE SERVICES—1.1%
Biodesix, Inc.*	34,708	138,485
Guardant Health, Inc.*	28,600	1,989,130
Privia Health Group, Inc.*	23,375	497,420
		2,625,035
HEALTHCARE SUPPLIES—4.3%
Neogen Corp.*	182,400	6,652,128
Quidel Corp.*	37,629	3,889,333
		10,541,461
HEALTHCARE TECHNOLOGY—4.5%
Convey Health Solutions Holdings, Inc.*	66,757	520,037
Definitive Healthcare Corp., Cl. A*	15,878	347,411
Doximity, Inc., Cl. A*	8,996	409,948
Renalytix PLC#,*	76,013	961,564
Sophia Genetics SA*	39,485	461,974
Veeva Systems, Inc., Cl. A*	13,379	3,164,669
Vocera Communications, Inc.*	65,526	5,177,209
		11,042,812
HOMEFURNISHING RETAIL—0.7%
Arhaus, Inc., Cl. A*	23,497	208,653
Bed Bath & Beyond, Inc.*	88,773	1,441,674
		1,650,327
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
LegalZoom.com, Inc.*	71,019	1,127,782
Upwork, Inc.*	66,052	1,796,614
		2,924,396
HYPERMARKETS & SUPER CENTERS—1.6%
BJ's Wholesale Club Holdings, Inc.*	64,537	3,967,089

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—92.9% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY—0.5%
Gates Industrial Corp. PLC*	79,363	$1,227,746
INTERACTIVE HOME ENTERTAINMENT—0.8%
Take-Two Interactive Software, Inc.*	12,786	2,088,465
INTERACTIVE MEDIA & SERVICES—2.1%
Bumble, Inc., Cl. A*	22,345	659,401
Eventbrite, Inc., Cl. A*	66,216	948,875
Genius Sports Ltd.*	290,258	1,880,872
TripAdvisor, Inc.*	61,817	1,678,332
		5,167,480
INTERNET & DIRECT MARKETING RETAIL—1.1%
Farfetch Ltd., Cl. A*	66,254	1,438,374
The RealReal, Inc.*	131,790	1,245,416
		2,683,790
INTERNET SERVICES & INFRASTRUCTURE—1.1%
BigCommerce Holdings, Inc.*	83,971	2,745,012
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	26,983	2,391,773
LIFE SCIENCES TOOLS & SERVICES—9.2%
10X Genomics, Inc., Cl. A*	17,263	1,661,909
Akoya Biosciences, Inc.*	67,565	767,538
Alpha Teknova, Inc.*	15,707	247,857
Bio-Techne Corp.	16,993	6,396,335
Codex DNA, Inc.*	39,288	308,018
Cytek Biosciences, Inc.*	27,652	402,613
ICON PLC*	9,073	2,410,878
Maravai LifeSciences Holdings, Inc., Cl. A*	21,433	619,842
MaxCyte, Inc.*	23,900	154,394
NanoString Technologies, Inc.*	104,414	3,625,254
NeoGenomics, Inc.*	72,883	1,642,783
Personalis, Inc.*	53,114	604,968
Rapid Micro Biosystems, Inc., Cl. A*	31,886	227,347
Repligen Corp.*	18,744	3,717,685
		22,787,421
MANAGED HEALTHCARE—1.1%
HealthEquity, Inc.*	51,749	2,765,467
MOVIES & ENTERTAINMENT—2.1%
Live Nation Entertainment, Inc.*	46,619	5,105,247
OIL & GAS EXPLORATION & PRODUCTION—3.5%
Magnolia Oil & Gas Corp., Cl. A	397,153	8,590,419
PERSONAL PRODUCTS—0.3%
The Beauty Health Co.*	56,618	803,976
PRECIOUS METALS & MINERALS—0.6%
Xometry, Inc., Cl. A*	30,604	1,579,166
REGIONAL BANKS—0.7%
Webster Financial Corp.	32,357	1,838,201

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—92.9% (CONT.)	SHARES	VALUE
RESTAURANTS—4.6%
Shake Shack, Inc., Cl. A*	59,696	$3,944,115
Sweetgreen, Inc., Cl. A*	18,356	555,269
The Cheesecake Factory, Inc.*	86,016	3,069,051
Wingstop, Inc.	24,044	3,684,743
		11,253,178
SEMICONDUCTOR EQUIPMENT—0.5%
SolarEdge Technologies, Inc.*	5,174	1,232,550
SEMICONDUCTORS—0.8%
Universal Display Corp.	13,484	2,069,929
SPECIALTY CHEMICALS—2.0%
Balchem Corp.	33,573	4,933,217
SPECIALTY STORES—0.8%
Brilliant Earth Group, Inc., Cl. A*	10,979	145,362
Five Below, Inc.*	11,769	1,930,116
		2,075,478
TOTAL COMMON STOCKS
(Cost $179,156,503)		229,251,975
PREFERRED STOCKS—3.2%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	–
DATA PROCESSING & OUTSOURCED SERVICES—3.2%
Chime Financial, Inc., Series G*,@,(b)	114,399	7,901,516
TOTAL PREFERRED STOCKS
(Cost $8,501,200)		7,901,516
RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(b),(c)	528,559	391,134
(Cost $285,725)		391,134
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
RETAIL—1.0%
Tanger Factory Outlet Centers, Inc.	141,334	2,404,091
(Cost $2,327,396)		2,404,091
SPECIAL PURPOSE VEHICLE—1.0%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	51	2,041,428
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	548,301
		2,589,729
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,600,000)		2,589,729
Total Investments
(Cost $191,870,824)	98.3%	$242,538,445
Affiliated Securities (Cost $2,199,684)		2,589,729
Unaffiliated Securities (Cost $189,671,140)		239,948,716
Other Assets in Excess of Liabilities	1.7%	4,268,572
NET ASSETS	100.0%	$246,807,017

#	American Depositary Receipts.

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND

Schedule of Investments January 31, 2022 (Unaudited) (Continued)

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2022
Chime Financial, Inc., Series G	8/24/21	$7,901,516	2.12%	$7,901,516	3.20%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	1,275,000	0.49%	2,041,428	0.82%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.11%	548,301	0.22%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	0.10%	0	0.00%
Tolero CDR	2/6/17	285,725	0.16%	391,134	0.16%
Total				$10,882,379	4.40%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge and Class Y, Z and Z-2 Shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust's investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

In December 2020, the Securities and Exchange Commission adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Funds’ Board to designate the Funds’ primary investment adviser to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Adviser continues to review Rule 2a-5 and its impact on the Adviser’s and the Funds’ valuation policies and related practices.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2022 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$332,368,357	$332,368,357	$–	$–
Consumer Discretionary	653,639,460	619,236,730	33,131,465	1,271,265
Energy	21,398,249	21,398,249	–	–
Financials	93,030,203	93,030,203	–	–
Healthcare	309,112,788	309,112,788	–	–
Industrials	216,141,603	216,141,603	–	–
Information Technology	1,750,884,315	1,750,884,315	–	–
Materials	10,038,814	10,038,814	–	–
TOTAL COMMON STOCKS	$3,386,613,789	$3,352,211,059	$33,131,465	$1,271,265
PREFERRED STOCKS
Information Technology	2,688,128	–	–	2,688,128
REAL ESTATE INVESTMENT TRUST
Real Estate	9,959,552	9,959,552	–	–
SPECIAL PURPOSE VEHICLE
Information Technology	4,923,444	–	–	4,923,444
TOTAL INVESTMENTS IN SECURITIES	$3,404,184,913	$3,362,170,611	$33,131,465	$8,882,837

Alger Focus Equity Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	127,728,573		127,728,573	–	–
Consumer Discretionary	236,945,048		236,945,048	–	–
Financials	59,160,690		59,160,690	–	–
Healthcare	106,878,921		106,878,921	–	–
Industrials	117,762,406		117,762,406	–	–
Information Technology	752,713,724		752,713,724	–	–
TOTAL COMMON STOCKS	$1,401,189,362		$1,401,189,362	$–	$–
PREFERRED STOCKS
Healthcare	–	*	–	–	–	*
TOTAL INVESTMENTS IN SECURITIES	$1,401,189,362		$1,401,189,362	$–	$–

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,292,692		$3,292,692	$–	$–
Consumer Discretionary	14,302,128		13,005,303	1,296,825	–
Energy	2,985,689		2,985,689	–	–
Financials	3,890,359		3,890,359	–	–
Healthcare	16,988,900		16,988,900	–	–
Industrials	11,466,107		11,466,107	–	–
Information Technology	28,790,369		28,790,369	–	–
Materials	1,571,679		1,571,679	–	–
TOTAL COMMON STOCKS	$83,287,923		$81,991,098	$1,296,825	$–
PREFERRED STOCKS
Healthcare	–	*	–	–	–	*
RIGHTS
Healthcare	312,967		–	–	312,967
REAL ESTATE INVESTMENT TRUST
Real Estate	1,625,824		1,625,824	–	–
SPECIAL PURPOSE VEHICLE
Information Technology	1,260,209		–	–	1,260,209
TOTAL INVESTMENTS IN SECURITIES	$86,486,923		$83,616,922	$1,296,825	$1,573,176

Alger Small Cap Growth Institutional Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	13,796,274		13,796,274	–	–
Consumer Discretionary	27,147,707		27,147,707	–	–
Consumer Staples	9,294,799		9,294,799	–	–
Energy	8,590,419		8,590,419	–	–
Financials	5,571,088		5,571,088	–	–
Healthcare	81,159,891		81,159,891	–	–
Industrials	13,910,072		13,910,072	–	–
Information Technology	63,269,342		63,269,342	–	–
Materials	6,512,383		6,512,383	–	–
TOTAL COMMON STOCKS	$229,251,975		$229,251,975	$–	$–
PREFERRED STOCKS
Healthcare	–	*	–	–	–	*
Information Technology	7,901,516		–	–	7,901,516
TOTAL PREFERRED STOCKS	$7,901,516		$–	$–	$7,901,516
RIGHTS
Healthcare	391,134		–	–	391,134
REAL ESTATE INVESTMENT TRUST
Real Estate	2,404,091		2,404,091	–	–
SPECIAL PURPOSE VEHICLE
Information Technology	2,589,729		–	–	2,589,729
TOTAL INVESTMENTS IN SECURITIES	$242,538,445		$231,656,066	$–	$10,882,379

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2021	$1,339,796
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	(68,531)
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	1,271,265
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(68,531)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2021	$2,688,128
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	2,688,128
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$–

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Special Purpose Vehicle
Opening balance at November 1, 2021	$4,923,444
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	4,923,444
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2021	$–	*
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	–	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$–

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2021	$–	*
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	–	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2021	$317,196
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	(4,229)
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	312,967
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(4,229)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2021	$1,260,209
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	1,260,209
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$–

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2021	$7,901,516 *
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	7,901,516 *
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$–

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2021	$396,419
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	(5,285)
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	391,134
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$(5,285)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2021	$2,589,729
Transfers into Level 3	–
Transfers out of Level 3	–
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net change in unrealized appreciation (depreciation) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at January 31, 2022	2,589,729
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2022	$–

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of the Funds’ investments as of January 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds’ fair value measurements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value		Valuation	Unobservable		Weighted Average
	January 31, 2022		Methodology	Input	Input/Range	Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$1,271,265		Income	Discount Rate	3.66%	N/A
			Approach	Probability of	15.00%-50.00%
				Success
Preferred Stocks	2,688,128		Cost Approach	Priced at Cost	N/A	N/A
Special Purpose Vehicle	4,923,444		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	29.25x-30.25x
Alger Focus Equity Fund
Preferred Stocks	$–	*	Income	Discount Rate	100.00	N/A
			Approach
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	$–	*	Income	Discount Rate	100.00%	N/A
			Approach
Rights	312,967		Income	Discount Rate	4.11%-4.91%	N/A
			Approach	Probability of	0.00%-100.00%
				Success
Special Purpose Vehicle	1,260,209		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	29.25x-30.25x
Alger Small Cap Growth Institutional Fund
Preferred Stocks	$7,901,516	*	Income	Discount Rate	100.00%	N/A
			Approach
			Cost Approach	Priced at Cost	N/A	N/A
Rights	391,134		Income	Discount Rate	4.11%-4.91%	N/A
			Approach	Probability of	0.00%-100.00%
				Success
Special Purpose Vehicle	2,589,729		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	29.25x-30.25x

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of January 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Institutional Fund	$16,602,143	$–	$16,602,143	$–
Alger Focus Equity Fund	41,751,872	–	41,751,872	–
Alger Mid Cap Growth Institutional Fund	442,315	–	442,315	–
Alger Small Cap Growth Institutional Fund	8,810,374	–	8,810,374	–

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative instruments held by the Funds throughout the period or as of January 31, 2022.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended January 31, 2022. Information regarding the Funds’ holdings of such securities is set forth in the following table:

						Net Increase
						(Decrease)
	Value at			Dividend/		in	Value at
	October 31,	Purchases/	Sales/	Interest	Realized	Unrealized	January 31,
Security	2021	Conversion	Conversion	Income	Gain (Loss)	App(Dep)	2022
Alger Capital Appreciation Institutional Fund
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	$4,923,444	$–	$–	$–	$–	$–	$4,923,444
Total	$4,923,444	$–	$–	$–	$–	$–	$4,923,444

Net Increase
(Decrease)
	Value at			Dividend/		in	Value at
	October 31,	Purchases/	Sales/	Interest	Realized	Unrealized	January 31,
Security	2021	Conversion	Conversion	Income	Gain (Loss)	App(Dep)	2022
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$– *	$–	$–	$–	$–	$–	$– *
Total	$– *	$–	$–	$–	$–	$–	$– *

						Net Increase
						(Decrease)
	Value at			Dividend/		in	Value at
	October 31,	Purchases/	Sales/	Interest	Realized	Unrealized	January 31,
Security	2021	Conversion	Conversion	Income	Gain (Loss)	App(Dep)	2022
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$– *	$–	$–	$–	$–	$–	$– *
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	$880,616	$–	$–	$–	$–	$–	$880,616
Crosslink Ventures Capital LLC,
Cl. B	$379,593	$–	$–	$–	$–	$–	$379,593
Total	$1,260,209	$–	$–	$–	$–	$–	$1,260,209

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

						Net Increase
						(Decrease)
	Value at			Dividend/		in	Value at
	October 31,	Purchases/	Sales/	Interest	Realized	Unrealized	January 31,
Security	2021	Conversion	Conversion	Income	Gain (Loss)	App(Dep)	2022
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc.,
Series D	$– *	$–	$–	$–	$–	$–	$– *
Special Purpose Vehicle
Crosslink Ventures Capital LLC,
Cl. A	$2,041,428	$–	$–	$–	$–	$–	$2,041,428
Crosslink Ventures Capital LLC,
Cl. B	$548,301	$–	$–	$–	$–	$–	$548,301
Total	$2,589,729	$–	$–	$–	$–	$–	$2,589,729

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2022.